Analysis of operating revenues and segmental analysis - Reportable segment information (Details) € in Millions	12 Months Ended
	Mar. 31, 2021 EUR (€) aircraft	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)
Reportable segment information
Number of Aircraft | aircraft	451
Segment revenues	€ 1,635.8	€ 8,494.8	€ 7,697.4
Reportable segment profit/(loss) after income tax	(815.4)	1,002.1	885.0
Depreciation	(571.0)	(748.7)	(640.5)
Finance expense	(297.1)	(480.1)	(59.1)
Finance expense	(69.8)	(72.9)	(59.1)
Finance income	16.0	21.4	3.7
Capital expenditure - purchase of property, plant and equipment	(376.6)	(1,195.8)	(1,546.7)
Reportable segment assets	12,328.0	14,747.2	13,250.7
Reportable segment liabilities	7,681.4	9,832.7	8,035.8
Net hedge ineffectiveness and discontinuation transferred to profit or loss	(147.4)	(353.5)
Malta Air Limited
Reportable segment information
Reportable segment profit/(loss) after income tax	(18.7)	(3.2)
Reportable segment assets	86.7	64.4
Reportable segment liabilities	108.3	67.9
Other Airlines
Reportable segment information
Segment revenues	15.8	372.2	171.6
Reportable segment profit/(loss) after income tax	(155.1)	(92.4)	(138.7)
Depreciation	(64.4)	(55.0)	(5.1)
Finance expense		(4.9)
Finance expense	(4.2)
Finance income	5.1
Capital expenditure - purchase of property, plant and equipment	(33.6)
Reportable segment assets	342.6	488.3	213.1
Reportable segment liabilities	742.3	769.6	400.0
Intersegment eliminations
Reportable segment information
Segment revenues	(1,247.5)	(400.4)
Intersegment eliminations | Malta Air Limited
Reportable segment information
Segment revenues	464.2	210.8
Intersegment eliminations | Other Airlines
Reportable segment information
Segment revenues	196.9	187.2
Operating segments [member] | Malta Air Limited
Reportable segment information
Segment revenues	464.2	210.8
Operating segments [member] | Other Airlines
Reportable segment information
Segment revenues	212.7	559.4
Ryanair (DAC)
Reportable segment information
Segment revenues	1,620.0	8,122.6	7,525.8
Reportable segment profit/(loss) after income tax	(641.6)	1,097.7	1,023.7
Depreciation	(506.6)	(693.7)	(635.4)
Finance expense		(475.2)	(59.1)
Finance expense	(65.6)
Finance income	10.9	21.4	3.7
Capital expenditure - purchase of property, plant and equipment	(343.0)	(1,195.8)	(1,546.7)
Reportable segment assets	11,898.7	14,194.5	13,037.6
Reportable segment liabilities	6,830.8	8,995.2	€ 7,635.8
Ryanair (DAC) | Intersegment eliminations
Reportable segment information
Segment revenues	586.4	2.4
Ryanair (DAC) | Operating segments [member]
Reportable segment information
Segment revenues	2,206.4	8,125.0
Jet fuel derivative instruments,
Reportable segment information
Net hedge ineffectiveness and discontinuation transferred to profit or loss	€ 200.0	€ 353.0